Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Black-Scholes-Merton option pricing model assumptions

	Nine Months Ended September 30,
	2019	2018
Expected volatility	57.5%	57.07 - 61.12%
Risk-free rate	2.22%	2.74% - 2.83%
Dividend yield	—%	—%
Expected term (in years)	6.11	6.11
Share price	$5.37	$25.50 - 28.75

	December 31,
	2018	2017	2016
Expected volatility	57% - 61%	55% - 59%	53% - 60%
Risk-free rate	2.74% - 2.83%	1.78% - 2.07%	1.16% - 1.60%
Dividend yield	—%	—%	—%
Expected term (in years)	6.11	5.31 - 6.11	5.31 - 6.11
Share price	$25.5 - $28.75	$32.50 - $50.00	$170 - $297.00

Schedule of employee options activity

	Number	Average exercise price	Average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the period	72,655	$47.70	6.37	$114
Granted	12,425	5.37
Exercised	—	—
Forfeited	(7,170)	41.80
Options outstanding at the end of the period	77,910	$41.46	6.38	$230

Options exercisable at the end of the period	45,530	$55.80	4.62	$—

	Number	Average exercise price	Average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	51,074	$67.25	6.33	$8
Granted	26,497	27.25
Exercised	—	—
Forfeited	(4,916)	138.5

Options outstanding at the end of the year	72,655	$47.75	6.37	$—

Options exercisable at the end of the year	41,308	$59.75	4.25	$—

Summary of employee RSUs activity

	Number of shares underlying outstanding RSUs	Weighted average grant date fair value
Unvested RSUs at the beginning of the period	26,093	$48.78
Granted	87,436	4.69
Vested	(27,618)	7.27
Forfeited	(10,875)	18.42
Unvested RSUs at the end of the period	75,036	$42.60

	Number of shares underlying outstanding RSUs	Weighted- average grant date fair value
Unvested RSUs at the beginning of the year	22,763	3.13
Granted	20,415	1.09
Vested (1)	(13,713)	2.74
Forfeited	(3,372)	2.59

Unvested RSUs at the end of the year	26,093	1.80

(1)	During the fiscal year ended December 31, 2018, the aggregate number of ordinary shares that were issued pursuant to RSUs that became vested on a net basis was 13,615 ordinary shares.

Schedule of options and RSUs outstanding

Range of exercise price	Options and RSUs outstanding as of September 30, 2019	Weighted average remaining contractual life (years) (1)	Options outstanding and exercisable as of September 30, 2019	Weighted average remaining contractual life (years) (1)
RSUs only	75,036	—	—	—
$5.37	12,425	9.50	—	—
$20.42 - $33.75	37,691	6.46	20,981	4.78
$37.14 - $38.75	12,476	3.50	12,476	3.50
$50 - $52.5	11,395	5.94	8,158	5.25
$182.5 - $524.25	3,923	6.04	3,915	6.03
	152,946	6.80	45,530	4.62

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

Range of exercise price	Options and RSUs Outstanding as of December 31, 2018	Weighted average remaining contractual life (years) (1)	Options Exercisable as of December 31, 2018	Weighted average remaining contractual life (years) (1)
RSUs only	26,093	—	—	—
$20.50	791	2.03	789	2.03
$33.00	39,209	7.38	12,917	3.42
$36.75-$52.50	28,721	5.04	23,857	4.35
$170.00-$224.75	2,678	7.05	2,516	7.06
$230.50-$274.50	562	7.32	543	7.33
$490.50-$524.25	694	5.97	686	5.97
	98,748	6.37	41,308	4.25

Schedule of warrants outstanding and exercisable

Issuance date	Warrants outstanding	Exercise price per warrant	Warrants outstanding and exercisable	Contractual term
	(number)		(number)
December 31, 2015 (1)	4,771	$7.500	4,771	See footnote (1)
November 1, 2016 (2)	97,496	$118.750	97,496	November 1, 2021
December 28, 2016 (3)	1,908	$7.500	1,908	See footnote (1)
November 20, 2018 (4)	126,839	$7.500	126,839	November 20, 2023
November 20, 2018 (5)	106,680	$9.375	106,680	November 15, 2023
February 25, 2019 (6)	45,600	$7.187	45,600	February 21, 2024
April 5, 2019 (7)	408,457	$5.140	408,457	October 7, 2024
April 5, 2019 (8)	49,015	$6.503	49,015	April 3, 2024
June 5, 2019 and June 6, 2019 (9)	1,464,665	$7.500	1,464,665	June 5, 2024
June 5, 2019 (10)	87,880	$9.375	87,880	June 5, 2024
June 12, 2019 (11)	416,667	$6.000	416,667	December 12, 2024
June 10, 2019 (12)	50,000	$7.500	50,000	June 10, 2024
	2,859,978		2,859,978

(1)	Represents warrants for ordinary shares issuable upon an exercise price of $7.5 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of September 30, 2019.

(2)	Represents warrants issued as part of our follow-on offering in November 2016. At any time, the board of directors may reduce the exercise price of the warrants to any amount and for any period of time it deems appropriate.

(3)	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.

(4)	Represents common warrants that were issued as part of our follow-on offering in November 2018. As of September 30, 2019, warrants to purchase an aggregate 1,651,537 ordinary shares had been exercised.

(5)	Represents common warrants that were issued to the underwriters as compensation for their role in our follow-on offering in November 2018.

(6)	Represents warrants that were issued to the exclusive placement agent as compensation for its role in our follow-on offering in February 2019.

(7)	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in April 2019.

(8)	Represents warrants that were issued to the placement agent as compensation for its role in our April 2019 registered direct offering.

(9)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement on June 5, 2019 and June 6, 2019, respectively.

(10)	Represents warrants that were issued to the placement agent as compensation for its role in our June 2019 warrant exercise agreement and concurrent private placement of warrants.

(11)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.

(12)	Represents warrants that were issued to the placement agent as compensation for its role in our June 2019 registered direct offering and concurrent private placement of warrants.

Issuance date	Warrants outstanding	Exercise price per warrant	Warrants exercisable	Exercisable through
	(number)		(number)
December 30, 2015 (1) (4)	4,771	$7.50	4,771	See footnote (1)
November 1, 2016 (2)	97,496	$118.75	97,496	November 1, 2021
December 28, 2016 (3) (4)	1,908	$7.5	1,908	See footnote (1)
November 20, 2018 (5)	1,778,393	$7.5	1,778,393	November 20, 2023.
November 20, 2018 (6)	106,680	$9.375	106,680	November 15, 2023
November 20, 2018 (7)	397,215	$0.25	397,215	November 20, 2023.
	2,386,463		2,386,463

(1)	Represents warrants for ordinary shares issuable upon an exercise price of $241.00 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2018.

(2)	Represents warrants issued as part of our follow-on offering in November 2016. The exercise price and the number of ordinary shares into which the warrants may be exercised are subject to adjustment upon certain corporate events, including stock splits, reverse stock splits, combinations, stock dividends, recapitalizations, reorganizations and certain other events. Our board of directors may also determine to make such adjustments to the exercise price and number of ordinary shares to be issued upon exercise based on similar events, including the granting of stock appreciation rights, phantom stock rights or other rights with equity features. At any time, the board of directors may reduce the exercise price of the warrants to any amount and for any period of time it deems appropriate.

(3)	Represents warrants in the amount of 1,908 ordinary shares that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.

(4)	On November 20, 2018, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares (the "Kreos Warrant Amendment"), which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241.00 to $7.50. See note 6.

(5)	Represents warrants in the amount of 1,778,393 ordinary shares that were issued as part of our follow-on offering in November 2018.

(6)	Represents warrants to purchase up to 106,680 ordinary shares that were issued to the underwriters as compensation for their role in our follow-on offering in November 2018.

(7)	Represents 1,050,372 pre-funded warrants with an exercise price of $0.25 per share. As of December 31, 2018, pre-funded warrants to purchase an aggregate 653,157 ordinary shares had been exercised.

Schedule of non-cash share-based compensation expense
	Nine Months Ended September 30,
	2019	2018
Cost of revenues	$9	$11
Research and development, net	161	330
Sales and marketing	140	352
General and administrative	559	1,649
Total	$869	$2,342

	Year Ended December 31,
	2018	2017	2016
Cost of revenues	$16	$62	$108
Research and development, net	435	508	559
Sales and marketing, net	467	963	811
General and administrative	1,848	2,121	1,920

Total	$2,766	$3,654	$3,398